Pension and Severance Plans (Components of Net Periodic Benefit Costs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Losses on curtailments and settlements	¥ 6,358
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	17,948	¥ 23,128	¥ 25,185
Interest cost	4,162	7,020	8,024
Expected return on plan assets	(17,040)	(16,695)	(16,440)
Recognized actuarial loss	12,969	15,365	16,099
Amortization of prior service costs	(4,294)	(7,864)	(8,693)
Losses on curtailments and settlements	6,358
Net periodic benefit costs	20,103	20,954	24,175
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,616	2,780	3,181
Interest cost	9,212	10,083	10,393
Expected return on plan assets	(10,916)	(11,797)	(11,687)
Amortization of net transition asset			5
Recognized actuarial loss	2,606	2,656	3,014
Amortization of prior service costs	2	(269)	(574)
Losses on curtailments and settlements	68	1,804	1,058
Net periodic benefit costs	¥ 4,588	¥ 5,257	¥ 5,390